Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 30, 2012
Entity Registrant Name	ISHARES DIVERSIFIED ALTERNATIVES TRUST
Entity Central Index Key	0001443075
Entity Filer Category	Accelerated Filer